CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (6,108,533)	$ (958,563)	¥ (7,007,153)	¥ (10,276,739)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation of fixed assets	400,241	62,807	480,396	476,068
Amortization and impairment of intangible assets	162,182	25,450	317,579	972,760
Amortization and impairment of licensed copyrights	10,082,541	1,582,171	11,863,521	12,743,323
Amortization and impairment of produced content	6,121,035	960,524	4,534,116	2,977,181
Impairment of long-lived assets	0	0	143,534	0
Provision/(reversal) for credit loss	(45,228)	(7,097)	265,540	58,006
Unrealized foreign exchange loss/(gain)	15,534	2,438	(51,819)	155,079
Loss/(gain) on disposal of fixed assets	(25,611)	(4,019)	(20,991)	13,257
Gain on disposal of subsidiaries	(44,861)	(7,040)	0	0
Accretion on convertible senior notes and asset-backed debt securities	618,393	97,039	501,033	379,916
Barter transaction revenue	(1,243,562)	(195,142)	(1,376,912)	(682,941)
Share-based compensation	1,219,163	191,313	1,370,095	1,084,520
Share of losses from equity method investments	446,323	70,038	224,489	155,073
Fair value change and impairment of long-term investments	82,447	12,938	33,928	162,350
Fair value change of assets and liabilities remeasured at fair value on a recurring basis	0	0	0	5,711
Interest and other investment (income)/expense	(5,134)	(806)	49,622	(25,272)
Deferred income tax (benefit)/expense	18,535	2,909	(41,979)	(77,312)
Amortization of deferred income	(12,674)	(1,989)	(14,969)	(12,446)
Other non-cash expenses/(income)	(46,400)	(7,281)	(67,750)	4,183
Changes in operating assets and liabilities
Accounts receivable	644,924	101,203	8,841	(810,774)
Amounts due from related parties	(56,029)	(8,792)	144,423	45,717
Licensed copyrights	(9,731,462)	(1,527,079)	(10,527,700)	0
Produced content	(10,491,647)	(1,646,368)	(6,728,467)	(3,596,339)
Prepayments and other assets	96,000	15,064	1,166,105	(854,906)
Accounts payable	1,438,676	225,760	(605,394)	(654,987)
Amounts due to related parties	658,173	103,282	77,049	460,964
Customer advances and deferred revenue	39,592	6,213	429,510	880,844
Accrued expenses and other liabilities	(216,064)	(33,905)	(580,615)	132,551
Other non-current liabilities	31,599	4,959	2,897	190,440
Net cash provided by/(used for) operating activities	(5,951,847)	(933,973)	(5,411,071)	3,906,227
Cash flows from investing activities:
Acquisition of fixed assets	(261,536)	(41,041)	(240,750)	(740,163)
Acquisition of intangible assets	(139,199)	(21,843)	(144,978)	(127,505)
Acquisition of licensed copyrights from related parties	0	0	0	(324,040)
Acquisition of licensed copyrights from third parties	0	0	0	(11,633,509)
Purchase of long-term investments	(386,383)	(60,632)	(1,050,810)	(706,149)
Proceeds from disposal of long-term investments	0	0	40,000	3,000
Acquisition of business, net of cash acquired	0	0	(5,798)	(5,798)
Film investments made as passive investor	(21,850)	(3,429)	0	(3,250)
Proceeds from film investments as passive investor	3,600	565	1,612	27,420
Loans provided to related parties	(1,000)	(157)	0	0
Loans provided to third parties	(813,000)	(127,577)	(9,655)	(46,000)
Repayment of loans provided to related parties	1,000	157	100,000	22,000
Repayment of loans provided to third parties	813,030	127,582	0	4,500
Purchases of held-to-maturity debt securities	(6,419,905)	(1,007,423)	(3,367,103)	(8,500,890)
Maturities of held-to-maturity debt securities	8,518,768	1,336,781	5,202,271	9,894,325
Purchases of available-for-sale debt securities	(13,555,195)	(2,127,106)	(11,813,599)	(14,458,369)
Maturities of available-for-sale debt securities	13,468,301	2,113,470	11,431,950	14,844,857
Other investing activities	55,719	8,744	16,156	0
Net cash (used for)/provided by investing activities	1,262,350	198,091	159,296	(11,749,571)
Cash flows from financing activities:
Proceeds from short-term loans	4,437,033	696,267	3,559,525	2,738,224
Repayments of short-term loans	(3,296,979)	(517,368)	(3,219,083)	(3,166,503)
Proceeds from long-term loans and borrowings from third party investors, net of issuance costs	0	0	0	945,749
Repayments of long-term loans and borrowings from third party investors	(880,861)	(138,226)	(709,192)	(167,837)
Proceeds from issuance of convertible senior notes, net of issuance costs	632,369	99,232	5,150,888	7,909,506
Repayments of convertible senior notes	(4,751,022)	(745,539)	0	0
Purchase of capped calls	0	0	0	(567,140)
Proceeds from issuance of subsidiaries' shares	268,457	42,127	9,609	106,750
Acquisition of noncontrolling interests in a subsidiary	0	0	0	(65,000)
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	500,380	78,521	4,457,007	0
Proceeds from exercise of share options	180,002	28,246	196,597	146,954
Finance lease payments	(14,473)	(2,271)	(9,020)	(397)
Dividends paid by subsidiaries	(27,827)	(4,367)	(62,425)	0
Other financing activities	(6,534)	(1,025)	0	0
Net cash provided by/(used for) financing activities	(2,959,455)	(464,403)	9,373,906	7,880,306
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(216,696)	(34,007)	(91,293)	112,265
Net increase/(decrease) in cash, cash equivalents and restricted cash	(7,865,648)	(1,234,292)	4,030,838	149,227
Cash, cash equivalents and restricted cash at the beginning of the year	10,940,512	1,716,805	6,909,674	6,760,447
Cash, cash equivalents and restricted cash at the end of the year	3,074,864	482,513	10,940,512	6,909,674
Supplemental disclosures of cash flow information:
Cash paid for interest	670,916	105,281	502,985	436,651
Cash paid for income taxes	108,436	17,016	97,863	171,259
Acquisition of fixed assets included in accounts payable	68,110	10,688	30,341	84,605
Acquisition of long-term investments with non-cash consideration	50,000	7,846	4,000	7,500
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	2,997,212	470,328	10,915,282	5,934,742
Restricted cash	77,652	12,185	25,230	974,932
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	¥ 3,074,864	$ 482,513	¥ 10,940,512	¥ 6,909,674